PROPERTY, PLANT AND EQUIPMENT (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Depreciation expense	$ 1,494	$ 0	$ 0
Cost of sales [member]
Statement [Line Items]
Depreciation expense	535,244	408,248	401,672
Administrative expenses [member]
Statement [Line Items]
Depreciation expense	29,009	18,413	19,228
Other expenses [member]
Statement [Line Items]
Depreciation expense	46,122	15,009	681
Total [member]
Statement [Line Items]
Depreciation expense	$ 610,375	$ 441,670	$ 421,581